Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 6,168	$ 6,105	$ 5,008
Less: Accumulated depreciation	(5,052)	(4,830)	(4,657)
Property and equipment, net	1,116	1,275	351
Lab equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	3,113	3,106	2,750
Production equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,299	2,249	1,508
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	654	648	648
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 102	$ 102	$ 102